Litigation And Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010 Jury Awarded Damages [Member]	Feb. 28, 2010 Pre-Judgment Interest And Attorney Fees [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Product liability reserves	$ 39.7	$ 42.3
Range of possible loss, maximum	4.0
Gain contingency, unrecorded amount			13.0	2.8
Minimum estimated environmental cost					21.6
Maximum estimated environmental cost						25.6
Environmental remediation reserve	21.9
Estimated present value of long term operation	18.7
Undiscounted obligation value	26.7
Discount rate on obligation	5.00%
Standby letters of credit outstanding	$ 46.5